Financial risk management - Financial instruments at fair value (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments at fair value
Total long-term debt	$ 5,000,000	$ 4,513,503	$ 4,549,575
Book Value
Financial Instruments at fair value
Total long-term debt	5,000,000	4,513,503	4,594,575
Fair Value
Financial Instruments at fair value
Total long-term debt	4,811,410	4,524,746	4,517,336
Level 1 | Fair Value
Financial Instruments at fair value
Total long-term debt	$ 4,811,410	4,512,510	4,371,570
Level 2 | Fair Value
Financial Instruments at fair value
Total long-term debt		$ 12,236	$ 145,766